Schedule of reconciliation of carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	$ 1,079	$ 48,755	$ 193,666
Assets acquired through business combinations	1,621,997
Accumulated depreciation transferred from property, plant and equipment (Note 21)			885
Depreciation for the year	(119,118)	(47,676)	(147,109)
Accumulated depreciation transferred to investment property (Note 22)	79,446
Net exchange differences	(23,266)		1,313
Carrying amount at the end of the year	1,560,138	1,079	48,755
Carrying amount at the beginning of the year
Carrying amount at the end of the year	3,845,538
Carrying amount at the beginning of the year	58,386
Assets acquired through business combinations	6,312
Additions	161,190
Carrying amount at the end of the year	196,593	58,386
Carrying amount at the beginning of the year	63,518
Depreciation for the year	(36,830)
Carrying amount at the end of the year	347,950	63,518
Software and licences intangible asset [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	89,092
Carrying amount at the end of the year	1,012,604	89,092
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	282,325
Assets acquired through business combinations	4,096,400
Carrying amount at the end of the year	4,096,990	282,325
Carrying amount at the beginning of the year
Carrying amount at the end of the year	3,845,538
Carrying amount at the beginning of the year	429,026	85,412
Depreciation for the year	(81,076)	(21,894)
Carrying amount at the end of the year		429,026	85,412
Gross carrying amount [member] | Software and licences intangible asset [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	58,386	89,092
Assets acquired through business combinations	6,312
Additions	161,190
Amortisation for the year	(30,225)	(30,706)
Net exchange differences	930
Carrying amount at the end of the year	196,593	58,386	89,092
Carrying amount at the beginning of the year	63,518	2,069
Assets acquired through business combinations (Note 37)	359,029
Additions		83,343
Depreciation for the year	(36,830)	(21,894)
Adjustment to the carrying amount of the motor vehicle	(22,994)
Net exchange differences	(14,773)
Carrying amount at the end of the year	347,950	63,518	$ 2,069
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation transferred from property, plant and equipment (Note 21)	(79,446)
Net exchange differences [member]
IfrsStatementLineItems [Line Items]
Net exchange differences	$ (171,416)